Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Interest income	$ 14,306	$ 12,562	$ 121,635
Other finance income	3	17	1
Interest and allowances generated by operating assets	8,466	9,924	37,787
Interest expenses	(153,244)	(93,298)	(109,776)
Lease liabilities interest	(3,236)	(2,375)	(3,623)
Foreign exchange, net	145,339	37,491	110,064
Fair value gains financial assets at fair value through profit or loss	56,770	132,308	331,735
Gain from repurchase of Non-convertible Notes	354	976	455
Gain on financial instruments derived from commodities	40	14,683	20,742
Loss from derivative financial instruments, net	(10,461)	(19,235)	(89,806)
Other financial cost	(22,519)	(20,182)	(29,383)
Net result	35,818	72,871	389,831
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	14,306	12,562	121,635
Other finance income	3	17	1
Interest and allowances generated by operating assets	8,466	9,924	37,787
Interest expenses	(153,244)	(93,298)	(109,776)
Lease liabilities interest	(3,236)	(2,375)	(3,623)
Foreign exchange, net	145,339	0	110,064
Fair value gains financial assets at fair value through profit or loss	0	0	0
Gain from repurchase of Non-convertible Notes	354	976	455
Gain on financial instruments derived from commodities	0	0	0
Loss from derivative financial instruments, net	0	0	0
Other financial cost	(22,519)	(20,182)	(29,383)
Net result	(10,531)	(54,885)	127,160
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Other finance income		0
Interest and allowances generated by operating assets	0	0	0
Interest expenses	0	0	0
Lease liabilities interest	0	0	0
Foreign exchange, net	0	0	0
Fair value gains financial assets at fair value through profit or loss	56,770	132,308	331,735
Gain from repurchase of Non-convertible Notes	0	0	0
Gain on financial instruments derived from commodities	40	14,683	20,742
Loss from derivative financial instruments, net	(10,461)	(19,235)	(89,806)
Other financial cost	0	0	0
Net result	$ 46,349	$ 127,756	$ 262,671